CONSOLIDATED STATEMENT OF INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net sales	$ 1,822,540,697	$ 1,783,282,337	$ 1,698,360,794
Cost of sales	(908,318,190)	(860,011,392)	(798,738,655)
Gross margin	914,222,507	923,270,945	899,622,139
Other income by function	22,584,710	228,455,054	6,717,902
Distribution costs	(327,543,973)	(314,391,183)	(290,227,129)
Administrative expenses	(136,975,243)	(152,376,458)	(142,514,649)
Other expenses by function	(241,479,749)	(216,236,609)	(238,704,061)
Other gains (losses)	3,156,799	4,029,627	(7,716,791)
Income from operational activities	233,965,051	472,751,376	227,177,411
Finance income	13,117,641	15,794,456	5,050,952
Finance costs	(27,720,203)	(23,560,662)	(24,166,313)
Share of net loss of joint ventures and associates accounted for using the equity method	(16,431,759)	(10,815,520)	(8,914,097)
Foreign currency exchange differences	(9,054,155)	3,299,657	(2,563,019)
Result as per adjustment units	(8,255,001)	742,041	(110,539)
Income before taxes	185,621,574	458,211,348	196,474,395
Income tax expense	(39,975,914)	(136,126,817)	(48,365,976)
Net income of year	145,645,660	322,084,531	148,108,419
Net income attributable to:
Equity holders of the parent	130,141,692	306,890,792	129,607,353
Non-controlling interests	15,503,968	15,193,739	18,501,066
Net income of year	$ 145,645,660	$ 322,084,531	$ 148,108,419
Basic earnings per share (Chilean pesos) from:
Continuing operations	$ 352.21	$ 830.55	$ 350.76
Diluted earnings per share (Chilean pesos) from:
Continuing operations	$ 352.21	$ 830.55	$ 350.76